STOCKHOLDERS' DEFICIT - Common Stock (Details) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Jan. 10, 2023	Dec. 31, 2022	Jan. 14, 2022
Stockholders Equity
Common shares, shares authorized (in shares)	50,000,000	50,000,000		50,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)	3,251,000	3,251,000		3,251,000
Shares subject to possible redemption					11,500,000
Founder Shares
Stockholders Equity
Common shares, shares outstanding (in shares)	2,875,000	2,875,000		2,875,000
Private placement units
Stockholders Equity
Common shares, shares outstanding (in shares)	376,000	376,000		376,000
Common stock subject to possible redemption
Stockholders Equity
Common shares, shares outstanding (in shares)		305,410		11,500,000
Shares subject to possible redemption	246,472	305,410